UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     J. Brett Robertson     Dallas, Texas     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $122,420 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2585    57200 SH       SOLE                    57200
ANADIGICS INC                  COM              032515108      849   190000 SH       SOLE                   190000
ARCH CAP GROUP LTD             ORD              G0450A105     6090    61400 SH       SOLE                    61400
BLOUNT INTL INC NEW            COM              095180105     2832   177200 SH       SOLE                   177200
CEPHALON INC                   COM              156708109     3637    47800 SH       SOLE                    47800
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     5581   110239 SH       SOLE                   110239
CITRIX SYS INC                 COM              177376100     4084    55600 SH       SOLE                    55600
CORELOGIC INC                  COM              21871D103     2430   131375 SH       SOLE                   131375
DELTIC TIMBER CORP             COM              247850100     2496    37336 SH       SOLE                    37336
EAGLE MATERIALS INC            COM              26969P108     1737    57400 SH       SOLE                    57400
EMDEON INC                     CL A             29084T104     4181   259500 SH       SOLE                   259500
EXTERRAN HLDGS INC             COM              30225X103     3069   129332 SH       SOLE                   129332
FORESTAR GROUP INC             COM              346233109     1080    56800 SH       SOLE                    56800
HOLLY CORP                     COM PAR $0.01    435758305     5268    86700 SH       SOLE                    86700
INTUIT                         COM              461202103     6941   130700 SH       SOLE                   130700
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5325    57800 SH       SOLE                    57800
LENDER PROCESSING SVCS INC     COM              52602E102     3460   107500 SH       SOLE                   107500
LOOPNET INC                    COM              543524300     1537   108601 SH       SOLE                   108601
MOODYS CORP                    COM              615369105     3750   110600 SH       SOLE                   110600
NASDAQ OMX GROUP INC           COM              631103108     7181   277900 SH       SOLE                   277900
PLUM CREEK TIMBER CO INC       COM              729251108     1757    40300 SH       SOLE                    40300
RAYTHEON CO                    COM NEW          755111507     4670    91800 SH       SOLE                    91800
RF MICRODEVICES INC            COM              749941100     3846   600000 SH       SOLE                   600000
RSC HOLDINGS INC               COM              74972L102     6342   441000 SH       SOLE                   441000
SEALY CORP                     COM              812139301     1985   781653 SH       SOLE                   781653
SONUS NETWORKS INC             COM              835916107     3051   811400 SH       SOLE                   811400
SYNOPSYS INC                   COM              871607107     6767   244744 SH       SOLE                   244744
TIME WARNER INC                COM NEW          887317303     2786    78032 SH       SOLE                    78032
VALERO ENERGY CORP NEW         COM              91913Y100     1473    49400 SH       SOLE                    49400
WELLPOINT INC                  COM              94973V107     7160   102599 SH       SOLE                   102599
XILINX INC                     COM              983919101     5468   166700 SH       SOLE                   166700
YAHOO INC                      COM              984332106     3002   180000 SH       SOLE                   180000